Income Tax - Deferred tax carry forwards (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Deferred Tax Carry Forwards Details 5
Tax loss carry forwards	$ 700,000	$ 784,000
Others
Less: Valuation allowance	(700,000)	(784,000)
Less: current portion
Non-current portion